PROPERTY AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	1 Months Ended	6 Months Ended
	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of property, plant and equipment		$ 35.0	$ 4.0
Disposals, property, plant and equipment including right-of-use assets		$ 7.0	$ 16.0
Unitel LLC | Right-of-use assets | Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Lease term	10 years
Lease liabilities	$ 32.0
Right of use assets recognized	30.0
Gain on disposal	0.1
Portion offset against the right-of-use asset	1.9
Unitel LLC | Buildings | Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Proceeds from sales of property, plant and equipment	34.0
Disposals, property, plant and equipment including right-of-use assets	$ 32.0